Remuneration System for the Management Board and Employees of the Group - Summary of Fair Value of LTI Plans (Details)		1 Months Ended		12 Months Ended
	Apr. 01, 2018	Apr. 30, 2019 EUR (€) € / shares	Apr. 30, 2018 EUR (€) € / shares	Dec. 31, 2021 yr
Fair Value of LTI Plans [Line Items]
Performance Term of Share Based Program, Years				4
2018 long-term incentive program [member]
Fair Value of LTI Plans [Line Items]
Share Price on Grant Date in | € / shares			€ 81.05
Performance Term of Share Based Program, Years				4.0
Risk-free Interest Rate	between 0.02 and 0.15
Fair Value on | €			€ 103.58
2018 long-term incentive program [member] | Morphosys Share [Member]
Fair Value of LTI Plans [Line Items]
Expected Volatility			35.95%
2018 long-term incentive program [member] | NASDAQ Biotech index [member]
Fair Value of LTI Plans [Line Items]
Expected Volatility			25.10%
2018 long-term incentive program [member] | TecDAX index [member]
Fair Value of LTI Plans [Line Items]
Expected Volatility			17.73%
Two Thousand Nineteen Long Term Incentive Program [Member]
Fair Value of LTI Plans [Line Items]
Share Price on Grant Date in | € / shares		€ 85.00
Performance Term of Share Based Program, Years				4.0
Risk-free Interest Rate		between 0.02 and 0.13
Fair Value on | €		€ 106.85
Two Thousand Nineteen Long Term Incentive Program [Member] | Morphosys Share [Member]
Fair Value of LTI Plans [Line Items]
Expected Volatility		37.76%
Two Thousand Nineteen Long Term Incentive Program [Member] | NASDAQ Biotech index [member]
Fair Value of LTI Plans [Line Items]
Expected Volatility		18.61%
Two Thousand Nineteen Long Term Incentive Program [Member] | TecDAX index [member]
Fair Value of LTI Plans [Line Items]
Expected Volatility		26.46%